Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Revenue Recognized

Revenue recognized during fiscal year 2018 under ASC 606 and revenue that would have been recognized during fiscal year 2018 had ASC 605 been applied is as follows:

	As reported under	If reported under	Increase/
	ASC 606	ASC 605	(Decrease)
Revenue:
Restaurant sales, net	$39,665,763	$39,665,763	$-
Gaming income, net	402,611	402,611	-
Management fee income	100,000	100,000	-
Franchise income	445,335	362,495	82,840
Total revenue	$40,613,709	$40,530,869	$82,840

Schedule of Contract Balances

Opening and closing balances of contract liabilities and receivables from contracts with customers are as follows:

	September 30, 2019	December 31, 2018

Accounts Receivable	$178,495	$227,056
Royalty Receivables	-	5,307
Gift Card Liability	81,599	87,724
Deferred Revenue	983,488	1,174,506

Opening and closing balances of contract liabilities and receivables from contracts with customers are as follows:

	December 31, 2018	December 31, 2017

Accounts Receivable	$227,056	$362,992
Royalty Receivables	5,307	14,796
Gift Card Liability	87,724	80,533
Deferred Revenue	1,174,506	175,000

Schedule of Leases Assets and Liabilities

See the table below for the impact of adoption of Topic 842 on the Company’s balance sheet accounts as of the day of adoption, January 1, 2019:

	As Previously Reported	New Lease Standard Adjustment	As Adjusted
Operating lease assets	$-	$19,823,202	$19,823,202
Current operating lease liabilities	-	3,774,148	3,774,148
Long-term operating lease liabilities	-	18,346,253	18,346,253
Deferred rent	2,297,199	(2,297,199)	-

Schedule of Property and Equipment Useful Lives

The estimated useful lives used to compute depreciation and amortization are as follows:

Leasehold improvements	5-15 years or lease life, if shorter
Restaurant furnishings and equipment	3-10 years
Furniture and fixtures	3-10 years
Office and computer equipment	3-7 years

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table summarizes the number of common shares potentially issuable upon the exercise of certain warrants, convertible notes payable and convertible interest as of September 30, 2019 and 2018, which have been excluded from the calculation of diluted net loss per common share since the effect would be antidilutive.

	September 30, 2019	September 30, 2018
Warrants	3,586,894	2,571,829
Convertible notes	-	300,000
Stock options	32,800	-
Total	3,619,694	2,871,829

The following table summarizes the number of common shares potentially issuable upon the exercise of certain warrants, convertible notes payable and convertible interest as of December 31, 2018 and 2017, which have been excluded from the calculation of diluted net loss per common share since the effect would be antidilutive.

	December 31, 2018	December 31, 2017
Warrants	3,684,762	2,362,615
Convertible notes	300,000	366,667
Accrued interest on convertible notes	-	18,681
Total	3,984,762	2,747,963